STATEMENT OF CASH FLOWS	11 Months Ended
Dec. 31, 2020 USD ($)
Cash flows from operating activities:
Net loss	$ (11,912,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Income earned on the Trust Account	(79,000)
Cost of warrant issuance included in financing activities	(390,000)
Change in fair value of warrant liability	(10,571,000)
Changes in operating assets and liabilities:
Increase in prepaid expenses and other assets	(184,000)
Increase in accounts payable and accrued liabilities	677,000
Increase in accrued income and franchise taxes and rounding	83,000
Net cash used in operating activities	(454,000)
Cash flows from investing activities: Cash deposited in Trust Account	(172,500,000)
Cash flows from financing activities:
Aggregate gross proceeds	30,000
Proceeds from Note payable to Sponsor	47,000
Proceeds from sale of Public Offering Units	172,500,000
Proceeds from sale of Private Placement Warrants	5,700,000
Payment of underwriting discounts	(3,450,000)
Payment of offering costs	(498,000)
Payment of Note payable to Sponsor	(47,000)
Net cash provided by financing activities	174,282,000
Net increase in cash	1,328,000
Cash at end of period	1,328,000
Supplemental disclosure of non-cash financing activities:
Deferred underwriting compensation	6,038,000
Class A common stock subject to possible redemption ? initial value	152,368,000
Initial classification of warrant liability	10,948,000
Change in value of Class A common stock subject to redemption	$ (11,594,000)